Schedules of Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedules of Valuation and Qualifying Accounts
Schedules of Valuation and Qualifying Accounts

Schedules of Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

Description	Balance at beginning of period		Charged to cost and expenses	Deductions from reserves and other effects			Balance at end of period

Year ended December 31, 2013 (Successor Registrant)
Allowance for doubtful accounts	$265		$474		$(68)		$671

Valuation allowance on deferred tax assets	$50,173		$37,275	$			$87,448

Year ended 2012 (Successor Registrant)
Allowance for doubtful accounts	$384		$(49)		$(70)		$265

Valuation allowance on deferred tax assets	$34,497		$15,676		$—		$50,173

For the period from May 26, 2011 through December 31, 2011 (Successor Registrant)
Allowance for doubtful accounts	$—		$384		$—		$384

Valuation allowance on deferred tax assets	$135,291	(1)	$(873)		$(99,921	)(2)	$34,497

For the period from January 1, 2011 through May 25, 2011 (Predecessor Registrant)
Allowance for doubtful accounts	$470		$—		$(470	)(3)	$—

Valuation allowance on deferred tax assets	$146,562		$10,394		$—		$156,956	(1)

(1)                   Ending balance for the Predecessor Registrant does not match the beginning balance for the Successor Registrant due to the application of push-down accounting.

(2)                   Due to the use of the hybrid method, certain tax loss carryforwards and credits on IETU losses were excluded from or included in the deferred tax computation during those years in which the Company expected to pay IETU or ISR, respectively; accordingly, the related allowance on deferred tax assets is also excluded from or included in the deferred tax computation.

(3)                   Write-offs of uncollectible accounts due to the application of push-down accounting.